Operating expenses	6 Months Ended
Jun. 30, 2021
Analysis of income and expense [abstract]
Operating expenses	Operating expenses
16.1 RESEARCH AND DEVELOPMENT EXPENSES

	For the six month period ended June 30,
(in thousands of euros)	2021	2020
Purchases, sub-contracting and other expenses	(9,386)	(7,096)
Payroll costs (including share-based payments)	(5,105)	(5,397)
Depreciation, amortization and provision expenses(1)	(1,015)	(583)
Total research and development expenses	(15,506)	(13,077)
(1)see Note 16.4 Depreciation, amortization and provision expenses

Purchases, sub-contracting and other expenses increased by €2.3 million for the six month period ended June 30, 2021 as compared with the same period in 2020. This increase reflects the impact of the COVID-19 pandemic in 2020 and the Company's focus on advancing its clinical trial development priorities, specifically the global phase III registrational trial (NANORAY-312).
16.2 SELLING, GENERAL AND ADMINISTRATIVE EXPENSES

	For the six month period ended June 30,
(in thousands of euros)	2021	2020
Purchases, fees and other expenses	(5,152)	(2,955)
Payroll costs (including share-based payments)	(4,848)	(3,641)
Depreciation, amortization and provision expenses (1)	(176)	(159)
Total SG&A expenses	(10,176)	(6,755)
(1)see Note 16.4 Depreciation, amortization and provision expenses

Purchases, fees and other expenses increased by €2.2 million for the six month period ended June 30, 2021 as compared with the same period in 2020 and mainly relate to legal expenses relating to partnership agreements as well as consulting fees, legal and compliance expenses as a result of being a US public company as well as recruitment expenses.

SG&A payroll costs increased by 33%, an increase of €1.2 million. This increase is mainly due to an increase of headcount, the indemnity payment related to Mr. Mauberna (See Note 1 Company information) and the 2020 partial unemployment measure issued by the French government reducing prior year payroll cost.

16.3 PAYROLL COSTS

	For the six month period ended June 30,
(in thousands of euros)	2021	2020
Wages and salaries	(5,939)	(5,658)
Payroll taxes	(2,574)	(1,799)
Share-based payments	(1,398)	(1,542)
Retirement benefit obligations	(42)	(38)
Total payroll costs	(9,953)	(9,038)
Average headcount	93	104
End-of-period headcount	98	98

As of June 30, 2021, the Company had 98 employees, including 70 in R&D and 28 in selling, general and administrative expenses, compared to 98 as of June 30, 2020.

In the first half of 2021, salaries and payroll taxes increased by 15%, or by €1.1 million, mainly as a result of the partial unemployment measure in 2020 and severance payments in the first half of 2021.

In accordance with IFRS 2 – Share-based Payment, the share-based payment amount recognized in the statements of operations reflects the expense associated with rights vesting during the fiscal year under the Company's share-based compensation plans. The share-based payment expenses amounted to €1.4 million for the six month period ended June 30, 2021, as compared with €1.5 million as of June 30, 2020 (see Note 17 Share-based payments).
16.4 DEPRECIATION, AMORTIZATION AND PROVISION EXPENSES

Depreciation, amortization and provision expenses by function are detailed as follows:

	For the six month period ended June 30, 2021
(in thousands of euros)	R&D	SG&A	Total
Amortization expense of intangible assets	(23)	(2)	(25)
Amortization expense of tangible assets	(602)	(174)	(776)
Provision for charges	(390)	—	(390)
Total depreciation, amortization and provision expenses	(1,015)	(176)	(1,191)

	For the six month period ended June 30, 2020
(in thousands of euros)	R&D	SG&A	Total
Amortization expense of intangible assets	(73)	(44)	(117)
Amortization expense of tangible assets	(623)	(167)	(789)
Reversal of provision for disputes	112	52	164
Total depreciation, amortization and provision expenses	(583)	(159)	(742)

16.5 OTHER OPERATING INCOME AND EXPENSES

	For the six month period ended June 30,
(in thousands of euros)	2021	2020
Contract termination indemnities (PharmaEngine)	5,414	—
Total Other operating income and expenses	5,414	—

The Company has made payments for a cumulative amount of $6.5 million (€5.4 million converted at the exchange rate on the payment date) to PharmaEngine in accordance with the termination and release agreement signed between the parties. See Note 4.1 PharmaEngine.